PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
	$	$
Cost:

Computers and peripheral equipment	2,732	2,732
Office furniture and equipment	819	819
Trade Equipment	42	42
Leasehold improvements	196	196
Equipment in lease	1,125	711

	4,914	4,500
Accumulated depreciation:
Computers and peripheral equipment	2,631	2,593
Office furniture and equipment	728	656
Trade Equipment	25	25
Leasehold improvements	179	20
Equipment in lease	457	363

	4,020	3,657
Depreciated cost	894	843

Purchasing of Equipment for the years ended December 31, 2019 and 2018, were $414 and $76, respectively.

Depreciation expenses for the years ended December 31, 2019 and 2018, were $363 and $651, respectively.